Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - Albemarle Corporation Retirement Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 808,828,490	$ 955,907,498
EBP, Asset Held for Investment	$ 808,828,490
EBP, Note Receivable From Participant, Account, Primary Residence, Maximum Borrowing Term	20 years
EBP, Note Receivable From Participant, Account, Primary Residence, Minimum Borrowing Term	1 year
EBP, Note Receivable From Participant, Account, Primary Residence, Minimum Interest Rate	3.25%
EBP, Note Receivable From Participant, Account, Primary Residence, Maximum Interest Rate	9.50%
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 5,388,354
Investment, Identifier [Axis]: Albemarle Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 78,893,108
EBP, Investment, Share Par Value	$ 0.01
EBP, Investment, Number of Shares	557,785
Investment, Identifier [Axis]: American Europacific Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 20,621,912
Investment, Identifier [Axis]: Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	45,241,052
Investment, Identifier [Axis]: Dodge & Cox Income
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	22,474,123
Investment, Identifier [Axis]: Dodge & Cox Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	26,941,656
Investment, Identifier [Axis]: Invesco Stable Value Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	54,472,705
Investment, Identifier [Axis]: JP Morgan Large Cap Growth Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	79,801,476
Investment, Identifier [Axis]: Lifepath Index 2030 NL Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	8,353,938
Investment, Identifier [Axis]: Lifepath Index 2035 NL Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	18,957,195
Investment, Identifier [Axis]: Lifepath Index 2040 NL Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	16,932,493
Investment, Identifier [Axis]: Lifepath Index 2045 NL Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	17,355,412
Investment, Identifier [Axis]: Lifepath Index 2050 NL Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	19,245,906
Investment, Identifier [Axis]: Lifepath Index 2055 NL Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	15,812,407
Investment, Identifier [Axis]: Lifepath Index 2060 NL Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	9,873,379
Investment, Identifier [Axis]: Lifepath Index 2065 NL Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	2,755,071
Investment, Identifier [Axis]: Lifepath Index Retirement NL Fund M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	8,253,681
Investment, Identifier [Axis]: Merrill Lynch Bank Deposit Program
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	44
Investment, Identifier [Axis]: NT Collective Ext EQ Mkt
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	45,227,666
Investment, Identifier [Axis]: NewMarket Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 4,380,267
EBP, Investment, Share Par Value	$ 1.00
EBP, Investment, Number of Shares	6,374
Investment, Identifier [Axis]: Northern Trust Collective AGG BD IDX Tier 3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 18,538,129
Investment, Identifier [Axis]: Northern Trust Collective EAFE Indx T3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	31,172,559
Investment, Identifier [Axis]: Northern Trust Collective S&P 500 Tier 3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	155,461,017
Investment, Identifier [Axis]: PGIM Jennison Small Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	26,615,170
Investment, Identifier [Axis]: Pimco Income Fund Instl GL
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	8,964,350
Investment, Identifier [Axis]: Settlement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	17,231
Investment, Identifier [Axis]: Tredegar Corporation Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 36,771
EBP, Investment, Number of Shares	5,121
Investment, Identifier [Axis]: Vanguard Balanced Index Instl
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	$ 57,896,246
Investment, Identifier [Axis]: Vanguard Emerging Mkts Instl
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment	14,533,526
Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	4,417,038	3,645,643
Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	257,848,459	388,837,809
Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	422,411,558	444,662,027
Investments Measured at Fair Value Excluding Common/Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	386,416,932	511,245,471
EBP, Employer, Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	78,893,108	67,906,537
EBP, Self-Directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	45,241,052	46,811,379
Cash and Cash Equivalents
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	17,275	4,044,103
Fair Value, Inputs, Level 1
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	386,416,932	511,245,471
Fair Value, Inputs, Level 1 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	4,417,038	3,645,643
Fair Value, Inputs, Level 1 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	257,848,459	388,837,809
Fair Value, Inputs, Level 1 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 1 | Investments Measured at Fair Value Excluding Common/Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	386,416,932	511,245,471
Fair Value, Inputs, Level 1 | EBP, Employer, Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	78,893,108	67,906,537
Fair Value, Inputs, Level 1 | EBP, Self-Directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	45,241,052	46,811,379
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	17,275	4,044,103
Fair Value, Inputs, Level 2
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 2 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 2 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 2 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 2 | Investments Measured at Fair Value Excluding Common/Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 2 | EBP, Employer, Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 2 | EBP, Self-Directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 2 | Cash and Cash Equivalents
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3 | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3 | Investments Measured at Fair Value Excluding Common/Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3 | EBP, Employer, Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3 | EBP, Self-Directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3 | Cash and Cash Equivalents
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Fair Value	$ 0	$ 0